Related Party Transactions (Schedule of Notes Payable Obligations to Related Parties Assumed in Acquisition) (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Other short term payables due to stockholders and related parties	$ 107,733
Total Related Party Notes Payable and Other Payables	3,347,812	200,000
Current Portion of Related Party Notes Payable and Other Payables	1,272,812	200,000
Long-term Portion of Related Party Notes Payable and Other Payables	2,075,000
Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	400,000	200,000
Long-term Note Payable to Related Party - 2 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	1,030,079
Long-term Note Payable to Related Party - 3 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	1,225,000
Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	200,000
Long-term Note Payable to Related Party - 5 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	$ 385,000